FINANCIAL EXPENSE (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL EXPENSE [Abstract]
Schedule of Financial Expense
	Year ended December 31,
	2012	2013	2014

Interest income	$3	$-	$-
Interest expenses	-	(29)	(35)
Fair value adjustments for deferred revenues	-	-	(55)
Exchange rate loss and bank charges	(194)	(257)	(262)

	$(191)	$(286)	$(352)